INCOME TAXES (Tables) - QPAGOS Corporation - Parent Company [Member]	12 Months Ended
Dec. 31, 2015
Schedule of provision for income taxes

The provision for income taxes consists of the following:

	Year ended December 31, 2015	Year ended December 31, 2014

Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Schedule of statutory income tax

A reconciliation of the U.S. Federal statutory income tax to the effective income tax is as follows:

	Year ended December 31, 2015	Year ended December 31, 2014

Tax expense at the federal statutory rate	$(1,070,844)	$(522,457)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	87,694	69,514
Permanent timing differences	62,082	35,858
Deferred income tax asset valuation allowance	921,068	417,085
	$-	$-

Schedule of deferred income tax assets

Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2015	December 31, 2014
Depreciation and amortization	$(74,219)	$3
Other	(26,989)	-
Net operating losses	1,022,276	417,082
Valuation allowance	(921,068)	(417,085)
Net deferred income tax assets	$-	$-